Summary of Significant Accounting Policies - Schedule of Unaudited Condensed Consolidated Financial Statements (Details) - VIEs’ [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Unaudited Condensed Consolidated Financial Statements [Line Items]
Total assets	$ 355,077		$ 338,591
Total liabilities	138,253		$ 137,430
Total revenues	70,993	$ 71,055
Net income	11,709	13,463
Net cash provided by (used in) operating activities	7,863	(6,247)
Net cash (used in) provided by financing activities	$ (2,069)	$ 2,829